FORM 13F HR

13FHR/A COVER PAGE

Report for the Calendar Year or Quarter Ended 31 MARCH, 2012
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CHECK HERE IF AMENDMENT:         [  ] AMENDMENT NUMBER:___
This amendment (check only one): [  ] is a restatement
                                 [  ] adds new holding entries

Institutional Investment Manager Filing this report:

Name: Horseman Capital Management Ltd
Address: 9 Chester Close
London SW1X 7BE, United Kingdom

Form 13f - File Number: 28-11486

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report of the Reporting Manager:

NAME:  Christopher Harrison
Title: Director
Phone: +44-207-8387580

Signature, Place and Date of Signing

SIGNATURE:	Christopher Harrison


PLACE:		London, UNITED KINGDOM


DATE:		23 APRIL, 2012
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REPORT TYPE:
____________

[x] 13 F HOLDINGS REPORT (check here if all holdings of this reporting manager are reported in this report)

[ ] 13 F NOTICE  (check here if no holdings reported are in this report,and all holdings are reported by
                  other managers)

[ ] 13 F COMBINATION REPORT (check here if a portion of the holdings for this reporting manager are reported
                             in this report and a portion are reported by other reporting managers)

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:  None

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				REPORT SUMMARY
				=============

NUMBER OF OTHER INCLUDED MANAGERS:	0
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FORM 13F INFORMATION TABLE TOTAL:	21 entries
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FORM 13F INFORMATION TABLE VALUE TOTAL:	USD 211,313.89 (THOUSANDS)
_______________________________________ ==========================


LIST OF OTHER INCLUDED MANAGERS:        NONE
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
                      FORM 13F INFORMATION TABLE
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
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COL 1                 COL 2      COL 3    COL 4     COL 5         COL6 COL7 COL8

                      Title               Value     Share SH/PUT  Inv  Othr Vote
Name of Issuer        of Class   CUSIP    (x$1000)   No. PRN/CALL Disc Mgrs Auth
________________________________________________________________________________
APPLE INC           Comm Share 037833100   6235.32  10,400     SH  YES None Sole
BB&T CORP           Comm Share 054937107  4460.519 142,100     SH  YES None Sole
BANK OF NY MELLON   Comm Share 064058100   17929.7 743,046     SH  YES None Sole
COMERICA INC        Comm Share 200340107 11070.356 342,100     SH  YES None Sole
CAPITAL ONE FINANCIAComm Share 14040H105  15579.33 279,500     SH  YES None Sole
DOLLAR TREE INC     Comm Share 256746108    3779.6  40,000     SH  YES None Sole
ESTEE LAUDER CO-CL AComm Share 518439104 15596.492 251,800     SH  YES None Sole
HJ HEINZ CO         Comm Share 423074103  7245.315 135,300     SH  YES None Sole
COCA-COLA CO/THE    Comm Share 191216100 22654.461 306,100     SH  YES None Sole
LOWE'S COS INC      Comm Share 548661107 11770.638 375,100     SH  YES None Sole
MCDONALD'S CORP     Comm Share 580135101  20032.02 204,200     SH  YES None Sole
NIKE INC -CL B      Comm Share 654106103 18304.672 168,800     SH  YES None Sole
PHILIP MORRIS INT'L Comm Share 718172109   2746.91  31,000     SH  YES None Sole
STARBUCKS CORP      Comm Share 855244109  9434.232 168,800     SH  YES None Sole
TJX COMPANIES INC   Comm Share 872540109    3573.9  90,000     SH  YES None Sole
TATA MOTORS LTD           ADR  876568502    296.67  11,000     SH  YES None Sole
US BANCORP          Comm Share 902973304  4501.728 142,100     SH  YES None Sole
VF CORP             Comm Share 918204108    2919.6  20,000     SH  YES None Sole
WELLS FARGO & CO    Comm Share 949746101 19695.366 576,900     SH  YES None Sole
WAL-MART STORES INC Comm Share 931142103  11707.56 191,300     SH  YES None Sole
YUM! BRANDS INC     Comm Share 988498101    1779.5  25,000     SH  YES None Sole
